Financial Instruments - Additional Information (Detail) shares in Thousands	Dec. 31, 2017 USD ($) Agreement shares	Dec. 31, 2016 USD ($)
Financial Instruments [Line Items]
Maximum percentage of stock of certain first tier foreign subsidiaries pledged to secure senior credit facility	66.00%
Line of credit facility letters of credit outstanding	$ 32,000,000
Negotiable financial instruments not redeemed and used for vendor payment classified as notes payable	11,000,000	$ 12,000,000
Negotiable financial instruments received from OE customer not redeemed	10,000,000	5,000,000
Negotiable financial instruments received classified as other current assets	10,000,000	5,000,000
Fair Value, Inputs, Level 1
Financial Instruments [Line Items]
Fair value of long term debt	749,000,000	725,000,000
Fair Value, Inputs, Level 2
Financial Instruments [Line Items]
Fair value of long term debt	634,000,000	571,000,000
Fair Value, Inputs, Level 3
Financial Instruments [Line Items]
Fair value of long term debt	15,000,000
Other subsidiaries | China
Financial Instruments [Line Items]
Restricted cash	2,000,000	2,000,000
Other subsidiaries | Brazil
Financial Instruments [Line Items]
Restricted cash	$ 1,000,000
TMEL and Walker Plans
Financial Instruments [Line Items]
Number of performance guarantee agreements | Agreement	2
Number of group benefit plans under the agreement | Agreement	2
Percentage of the pension obligation recognized for participating employers	100.00%
Pension obligation of participating employers recognized on the balance sheet	$ 0	19,000,000
Foreign Exchange Forward
Financial Instruments [Line Items]
Fair value of derivative liability	$ 1,000,000	$ 1,000,000
Equity Swap
Financial Instruments [Line Items]
Notional amount | shares	250
Derivatives at fair value	$ 4,000,000